UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          07/31/09
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $82,604,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      768    18500 SH       SOLE                                      18500
AGILENT TECHNOLOGIES INC       COM              00846U101     2411   118700 SH       SOLE                                     118700
ALCOA INC COM                  COM              013817101      281    27222 SH       SOLE                                      27222
AMERICAN EAGLE OUTFITTERS      COM              02553E106      689    48600 SH       SOLE                                      48600
AMGEN INC                      COM              031162100     3037    57375 SH       SOLE                                      57375
ANADARKO PETROLEUM CORP        COM              032511107      376     8282 SH       SOLE                                       8282
ASTORIA FINANCIAL CORP         COM              046265104      625    72900 SH       SOLE                                      72900
AT&T INC                       COM              00206R102     1972    79400 SH       SOLE                                      79400
BALL CORP                      COM              058498106     3870    85700 SH       SOLE                                      85700
BANK OF AMERICA CORP           COM              060505104      880    66703 SH       SOLE                                      66703
BANK OF NEW YORK MELLON CORP   COM              064058100     1958    66800 SH       SOLE                                      66800
BECTON DICKINSON & CO          COM              075887109     1654    23200 SH       SOLE                                      23200
BIOGEN IDEC INC                COM              09062X103     2109    46700 SH       SOLE                                      46700
CHEVRON CORP                   COM              166764100     2666    40238 SH       SOLE                                      40238
CISCO SYSTEMS INC              COM              17275R102     1760    94400 SH       SOLE                                      94400
CITIGROUP INC                  COM              172967101      143    48296 SH       SOLE                                      48296
CONOCOPHILLIPS                 COM              20825C104      368     8748 SH       SOLE                                       8748
CROWN HOLDINGS INC.            COM              228368106     4702   194800 SH       SOLE                                     194800
DEAN FOODS CO                  COM              242370104     1685    87800 SH       SOLE                                      87800
DIAGEO PLC-SPON ADR            COM              25243Q205     1929    33700 SH       SOLE                                      33700
DIRECTV GROUP INC (THE)        COM              25459L106     3252   131600 SH       SOLE                                     131600
DRESSER-RAND GROUP INC         COM              261608103     2534    97100 SH       SOLE                                      97100
EBAY INC                       COM              278642103     1453    84800 SH       SOLE                                      84800
EDWARDS LIFESCIENCES CORP      COM              28176E108     2405    35350 SH       SOLE                                      35350
ENCANA CORP                    COM              292505104     1344    27161 SH       SOLE                                      27161
ENSCO INTERNATIONAL INC        COM              26874Q100      282     8100 SH       SOLE                                       8100
FRANKLIN RESOURCES INC         COM              354613101     2674    37128 SH       SOLE                                      37128
FREEPORT-MCMORAN COPPER        COM              35671D857     1203    24000 SH       SOLE                                      24000
GENERAL DYNAMICS               COM              369550108     1152    20800 SH       SOLE                                      20800
GENZYME CORP                   COM              372917104      278     5000 SH       SOLE                                       5000
HUDSON CITY BANCORP INC        COM              443683107     2973   223700 SH       SOLE                                     223700
IBM CORPORATION                COM              459200101     2045    19581 SH       SOLE                                      19581
JPMORGAN CHASE & CO            COM              46625H100     2884    84550 SH       SOLE                                      84550
KIMBERLY-CLARK CORP            COM              494368103      776    14800 SH       SOLE                                      14800
MACY'S INC                     COM              55616P104     1516   128900 SH       SOLE                                     128900
NAVISTAR INTERNATIONAL         COM              63934E108     2607    59800 SH       SOLE                                      59800
NORTHROP GRUMMAN CORP          COM              666807102     1675    36675 SH       SOLE                                      36675
OLIN CORP                      COM              680665205      472    39700 SH       SOLE                                      39700
PRECISION CASTPARTS CORP       COM              740189105     2541    34800 SH       SOLE                                      34800
SHIRE PLC-ADR                  COM              82481R106     1655    39900 SH       SOLE                                      39900
STATE STREET CORP              COM              857477103     3035    64300 SH       SOLE                                      64300
TEEKAY CORPORATION             COM              Y8564W103     2198   104500 SH       SOLE                                     104500
TEMPLE-INLAND INC              COM              879868107      500    38100 SH       SOLE                                      38100
THE SHERWIN-WILLIAMS CO        COM              824348106     1188    22100 SH       SOLE                                      22100
THE TRAVELERS COS INC          COM              89417E109     1154    28122 SH       SOLE                                      28122
TYCO INTERNATIONAL LTD         COM              G9143X208      416    16030 SH       SOLE                                      16030
UNITEDHEALTH GROUP INC         COM              91324P102     1053    42160 SH       SOLE                                      42160
US BANCORP                     COM              902973304     1274    71104 SH       SOLE                                      71104
VALSPAR CORP                   COM              920355104     2181    96800 SH       SOLE                                      96800